Expense Example, No Redemption - PGIM CORE BOND FUND	Sep. 29, 2020 USD ($)
Class Z
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 34
Expense Example, No Redemption, 3 Years	139
Expense Example, No Redemption, 5 Years	254
Expense Example, No Redemption, 10 Years	589
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	394
Expense Example, No Redemption, 3 Years	550
Expense Example, No Redemption, 5 Years	719
Expense Example, No Redemption, 10 Years	1,210
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	526
Expense Example, No Redemption, 5 Years	929
Expense Example, No Redemption, 10 Years	2,057
Class R6
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	33
Expense Example, No Redemption, 3 Years	114
Expense Example, No Redemption, 5 Years	203
Expense Example, No Redemption, 10 Years	463
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	5,672
Expense Example, No Redemption, 5 Years	5,674
Expense Example, No Redemption, 10 Years	$ 5,674